Shareholders' Equity (Details) - USD ($)						1 Months Ended	6 Months Ended
	Aug. 15, 2026	Apr. 03, 2025	Apr. 01, 2025	Nov. 20, 2024	Sep. 16, 2024	Apr. 30, 2025	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							100,000,000				100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0005				$ 0.0005
Percentage of share capital					10.00%
Total consideration (in Dollars)	$ 1,000,000
Share price (in Dollars per share)						$ 4
Grant period			45 days
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 10,656,000						$ 9,298,294
Costs capitalized amount (in Dollars)												$ 639,587
Ordinary shares issued							24,864,000				24,864,000
Ordinary shares outstanding							24,864,000				24,864,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized				100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0005
Share issued						2,664,000		2,664,000	[1]
Authorized share capital (in Dollars)				$ 50,000
Ordinary shares issued							24,864,000				24,864,000
Ordinary shares outstanding							24,864,000				24,864,000
Mr. Kelven Wong and Mr. Ngai Ming Yuk [Member]
Shareholders’ Equity [Line Items]
Total consideration (in Dollars)					$ 2,000,000
Mr. Kelven Wong and Mr. Ngai Ming Yuk [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued					1,100
Cayman Islands [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized													50,000
Ordinary shares, par value (in Dollars per share)													$ 1
Ordinary shares outstanding													10,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0005
Share issued		2,664,000					2,155,172
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 1
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share split				2,000
Number of shares issued and outstanding				22,200,000
Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0005
Share split				1
Number of shares issued and outstanding				11,100
Allotment [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 1
Share issued					1,100
Allotment [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued					11,100
IPO [Member]
Shareholders’ Equity [Line Items]
Aggregate ordinary shares			2,664,000
Costs capitalized amount (in Dollars)								$ 2,513,538
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share price (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Share issued			399,600
Aggregate ordinary shares			399,600

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.